AST QMA US EQUITY ALPHA PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
	Shares	Value
Long-Term Investments — 128.0%
Common Stocks — 127.9%
Aerospace & Defense — 3.5%
BWX Technologies, Inc.	18,400	$1,213,296
General Dynamics Corp.(u)	18,600	3,377,016
L3Harris Technologies, Inc.(u)	15,300	3,101,004
Lockheed Martin Corp.(u)	10,000	3,695,000
Northrop Grumman Corp.(u)	8,300	2,686,212
Raytheon Technologies Corp.(u)	34,504	2,666,124
Vectrus, Inc.*	15,900	849,696
		17,588,348
Auto Components — 0.8%
Adient PLC*(u)	63,100	2,789,020
Gentherm, Inc.*	12,300	911,553
Tenneco, Inc. (Class A Stock)*	50,000	536,000
		4,236,573
Automobiles — 1.5%
Ford Motor Co.*(u)	321,800	3,942,050
General Motors Co.*(u)	45,600	2,620,176
Tesla, Inc.*	1,400	935,102
		7,497,328
Banks — 3.5%
Associated Banc-Corp.(u)	127,800	2,727,252
Citigroup, Inc.(u)	76,540	5,568,285
Citizens Financial Group, Inc.	8,800	388,520
Customers Bancorp, Inc.*	33,800	1,075,516
FNB Corp.	61,600	782,320
Hanmi Financial Corp.	22,100	436,033
Heartland Financial USA, Inc.	20,700	1,040,382
JPMorgan Chase & Co.(u)	25,000	3,805,750
KeyCorp	35,100	701,298
OFG Bancorp (Puerto Rico)	32,000	723,840
QCR Holdings, Inc.	3,900	184,158
Wells Fargo & Co.	9,900	386,793
		17,820,147
Beverages — 0.7%
Coca-Cola Co. (The)	9,600	506,016
Monster Beverage Corp.*(u)	28,500	2,596,065
National Beverage Corp.	3,600	176,076
		3,278,157
Biotechnology — 3.4%
AbbVie, Inc.(u)	42,239	4,571,105
Biogen, Inc.*(u)	11,200	3,133,200
Emergent BioSolutions, Inc.*	23,500	2,183,385
Gilead Sciences, Inc.(u)	55,100	3,561,113
Moderna, Inc.*	13,100	1,715,445
Organogenesis Holdings, Inc.*	11,400	207,708
Regeneron Pharmaceuticals, Inc.*	1,100	520,454
United Therapeutics Corp.*	2,200	367,994
Vertex Pharmaceuticals, Inc.*	3,700	795,093
		17,055,497
Building Products — 1.2%
American Woodmark Corp.*	3,500	345,030
	Shares	Value
Common Stocks (continued)
Building Products (cont’d.)
Masco Corp.(u)	49,700	$2,977,030
UFP Industries, Inc.(u)	37,500	2,844,000
		6,166,060
Capital Markets — 3.0%
Ameriprise Financial, Inc.(u)	16,200	3,765,690
Evercore, Inc. (Class A Stock)(u)	20,500	2,700,670
Federated Hermes, Inc.(u)	102,100	3,195,730
Piper Sandler Cos.	8,100	888,165
Raymond James Financial, Inc.(u)	23,800	2,916,928
SEI Investments Co.	25,100	1,529,343
		14,996,526
Chemicals — 3.2%
Cabot Corp.	49,200	2,580,048
Celanese Corp.	1,400	209,734
Element Solutions, Inc.	64,300	1,176,047
Huntsman Corp.	56,400	1,626,012
LyondellBasell Industries NV (Class A Stock)	20,100	2,091,405
Mosaic Co. (The)	32,800	1,036,808
RPM International, Inc.(u)	30,800	2,828,980
Trinseo SA	35,100	2,234,817
Westlake Chemical Corp.	28,200	2,503,878
		16,287,729
Commercial Services & Supplies — 0.5%
Herman Miller, Inc.(u)	65,000	2,674,750
Communications Equipment — 1.8%
Cisco Systems, Inc.(u)	117,900	6,096,609
NETGEAR, Inc.*	31,400	1,290,540
Plantronics, Inc.*	11,000	428,010
Ubiquiti, Inc.	4,500	1,342,350
		9,157,509
Construction & Engineering — 0.9%
Argan, Inc.	7,900	421,465
EMCOR Group, Inc.	12,400	1,390,784
Primoris Services Corp.	51,700	1,712,821
Quanta Services, Inc.	13,200	1,161,336
		4,686,406
Construction Materials — 0.2%
Summit Materials, Inc. (Class A Stock)*	34,000	952,680
Consumer Finance — 1.3%
Capital One Financial Corp.(u)	27,800	3,536,994
OneMain Holdings, Inc.	20,300	1,090,516
SLM Corp.	33,400	600,198
Synchrony Financial	35,600	1,447,496
		6,675,204
Diversified Financial Services — 0.7%
Berkshire Hathaway, Inc. (Class B Stock)*(u)	13,200	3,372,204
Diversified Telecommunication Services — 2.1%
AT&T, Inc.(u)	171,200	5,182,224
A1

AST QMA US EQUITY ALPHA PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
Diversified Telecommunication Services (cont’d.)
Verizon Communications, Inc.(u)	94,300	$5,483,545
		10,665,769
Electric Utilities — 0.8%
Exelon Corp.(u)	70,500	3,083,670
NRG Energy, Inc.	8,500	320,705
OGE Energy Corp.	5,700	184,452
Otter Tail Corp.	10,000	461,700
		4,050,527
Electrical Equipment — 1.4%
Acuity Brands, Inc.(u)	24,200	3,993,000
Atkore, Inc.*	12,600	905,940
Eaton Corp. PLC	5,000	691,400
nVent Electric PLC	44,500	1,241,995
		6,832,335
Electronic Equipment, Instruments & Components — 1.4%
Arrow Electronics, Inc.*	11,400	1,263,348
Jabil, Inc.	49,400	2,576,704
Sanmina Corp.*	58,800	2,433,144
ScanSource, Inc.*	20,800	622,960
		6,896,156
Energy Equipment & Services — 0.2%
Core Laboratories NV	8,500	244,715
Oceaneering International, Inc.*	58,800	671,496
		916,211
Entertainment — 2.0%
Activision Blizzard, Inc.(u)	37,400	3,478,200
Electronic Arts, Inc.(u)	22,800	3,086,436
Netflix, Inc.*	1,100	573,826
Playtika Holding Corp.*	99,700	2,712,837
		9,851,299
Equity Real Estate Investment Trusts (REITs) — 2.3%
Apple Hospitality REIT, Inc.	152,100	2,216,097
Gaming & Leisure Properties, Inc.	22,900	971,647
GEO Group, Inc. (The)	54,050	419,428
Piedmont Office Realty Trust, Inc. (Class A Stock)	79,800	1,386,126
PotlatchDeltic Corp.	47,500	2,513,700
VEREIT, Inc.	23,300	899,846
Weyerhaeuser Co.(u)	94,300	3,357,080
		11,763,924
Food & Staples Retailing — 2.1%
Costco Wholesale Corp.(u)	4,000	1,409,920
Kroger Co. (The)(u)	78,700	2,832,413
Sprouts Farmers Market, Inc.*	39,900	1,062,138
Walmart, Inc.(u)	37,700	5,120,791
		10,425,262
Food Products — 1.3%
Archer-Daniels-Midland Co.	26,500	1,510,500
Conagra Brands, Inc.	54,200	2,037,920
	Shares	Value
Common Stocks (continued)
Food Products (cont’d.)
Kraft Heinz Co. (The)(u)	80,400	$3,216,000
		6,764,420
Health Care Equipment & Supplies — 5.8%
Abbott Laboratories(u)	48,300	5,788,272
ABIOMED, Inc.*	6,100	1,944,253
Align Technology, Inc.*(u)	5,900	3,195,027
Becton, Dickinson & Co.(u)	12,200	2,966,430
Danaher Corp.(u)	18,100	4,073,948
Dentsply Sirona, Inc.	25,300	1,614,393
Edwards Lifesciences Corp.*	14,300	1,196,052
Hologic, Inc.*	2,800	208,264
IDEXX Laboratories, Inc.*(u)	5,700	2,789,067
OraSure Technologies, Inc.*	55,000	641,850
Quidel Corp.*	12,700	1,624,711
ResMed, Inc.	8,200	1,590,964
West Pharmaceutical Services, Inc.	6,000	1,690,680
		29,323,911
Health Care Providers & Services — 3.5%
Anthem, Inc.(u)	11,200	4,020,240
Cigna Corp.(u)	12,500	3,021,750
Cross Country Healthcare, Inc.*	13,600	169,864
McKesson Corp.(u)	15,000	2,925,600
Quest Diagnostics, Inc.	3,200	410,688
UnitedHealth Group, Inc.(u)	19,500	7,255,365
		17,803,507
Health Care Technology — 0.1%
NextGen Healthcare, Inc.*	17,100	309,510
Hotels, Restaurants & Leisure — 2.5%
Darden Restaurants, Inc.(u)	24,700	3,507,400
Del Taco Restaurants, Inc.	116,100	1,112,238
Domino’s Pizza, Inc.(u)	7,400	2,721,646
McDonald’s Corp.(u)	21,100	4,729,354
Papa John’s International, Inc.	5,900	522,976
		12,593,614
Household Durables — 1.2%
D.R. Horton, Inc.(u)	34,400	3,065,728
Meritage Homes Corp.*	4,100	376,872
PulteGroup, Inc.	7,600	398,544
Skyline Champion Corp.*	43,100	1,950,706
		5,791,850
Household Products — 0.8%
Procter & Gamble Co. (The)(u)	31,300	4,238,959
Independent Power & Renewable Electricity Producers — 0.4%
Vistra Corp.	126,700	2,240,056
Industrial Conglomerates — 0.4%
3M Co.	8,700	1,676,316
Honeywell International, Inc.	900	195,363
		1,871,679
Insurance — 1.4%
Aflac, Inc.	16,000	818,880

A2

AST QMA US EQUITY ALPHA PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
Insurance (cont’d.)
Allstate Corp. (The)	18,300	$2,102,670
Hanover Insurance Group, Inc. (The)	11,800	1,527,628
Old Republic International Corp.	64,100	1,399,944
Stewart Information Services Corp.	15,500	806,465
Universal Insurance Holdings, Inc.	14,000	200,760
		6,856,347
Interactive Media & Services — 6.3%
Alphabet, Inc. (Class A Stock)*(u)	5,200	10,725,104
Alphabet, Inc. (Class C Stock)*(u)	3,837	7,937,333
Cars.com, Inc.*	56,000	725,760
Facebook, Inc. (Class A Stock)*(u)	42,500	12,517,525
		31,905,722
Internet & Direct Marketing Retail — 5.0%
Amazon.com, Inc.*(u)	5,800	17,945,664
eBay, Inc.(u)	59,500	3,643,780
Overstock.com, Inc.*	12,000	795,120
Qurate Retail, Inc. (Class A Stock)	132,200	1,554,672
Shutterstock, Inc.	11,600	1,032,864
		24,972,100
IT Services — 5.3%
Accenture PLC (Class A Stock)(u)	17,600	4,862,000
Amdocs Ltd.	25,200	1,767,780
Automatic Data Processing, Inc.(u)	18,900	3,562,083
BM Technologies, Inc.(original cost $75,557; purchased 04/15/20 - 06/30/20)*^(f)	8,710	93,743
Cognizant Technology Solutions Corp. (Class A Stock)(u)	49,100	3,835,692
EPAM Systems, Inc.*(u)	7,800	3,094,182
Genpact Ltd.	31,100	1,331,702
Hackett Group, Inc. (The)	42,200	691,658
International Business Machines Corp.	6,800	906,168
International Money Express, Inc.*	30,900	463,809
PayPal Holdings, Inc.*(u)	19,300	4,686,812
Sykes Enterprises, Inc.*	31,200	1,375,296
		26,670,925
Leisure Products — 1.2%
American Outdoor Brands, Inc.*	20,600	519,120
Brunswick Corp.	26,800	2,555,916
Johnson Outdoors, Inc. (Class A Stock)	6,400	913,600
Smith & Wesson Brands, Inc.	129,500	2,259,775
		6,248,411
Life Sciences Tools & Services — 3.8%
Agilent Technologies, Inc.	5,000	635,700
Bio-Techne Corp.(u)	8,100	3,093,633
Charles River Laboratories International, Inc.*	3,600	1,043,388
IQVIA Holdings, Inc.*(u)	17,600	3,399,264
Medpace Holdings, Inc.*(u)	16,400	2,690,420
Mettler-Toledo International, Inc.*	1,300	1,502,397
PerkinElmer, Inc.	17,500	2,245,075
	Shares	Value
Common Stocks (continued)
Life Sciences Tools & Services (cont’d.)
Thermo Fisher Scientific, Inc.(u)	10,000	$4,563,800
		19,173,677
Machinery — 3.5%
AGCO Corp.(u)	22,400	3,217,760
Cummins, Inc.(u)	11,900	3,083,409
Deere & Co.(u)	9,000	3,367,260
Gates Industrial Corp. PLC*	17,600	281,424
Meritor, Inc.*	84,200	2,477,164
Mueller Industries, Inc.	21,600	893,160
Nordson Corp.	8,600	1,708,648
Oshkosh Corp.	1,400	166,124
Shyft Group, Inc. (The)	31,600	1,175,520
Timken Co. (The)	17,600	1,428,592
		17,799,061
Marine — 0.6%
Eagle Bulk Shipping, Inc.*	22,300	805,476
Matson, Inc.	36,400	2,427,880
		3,233,356
Media — 1.2%
Gray Television, Inc.	95,100	1,749,840
Nexstar Media Group, Inc. (Class A Stock)(u)	20,600	2,892,858
Omnicom Group, Inc.	16,100	1,193,815
		5,836,513
Metals & Mining — 1.9%
Alcoa Corp.*	24,400	792,756
Freeport-McMoRan, Inc.*(u)	113,800	3,747,434
Newmont Corp.(u)	41,700	2,513,259
Steel Dynamics, Inc.	47,200	2,395,872
		9,449,321
Mortgage Real Estate Investment Trusts (REITs) — 0.3%
Annaly Capital Management, Inc.	44,100	379,260
Colony Credit Real Estate, Inc.	135,000	1,150,200
		1,529,460
Multiline Retail — 0.5%
Dollar Tree, Inc.*	19,600	2,243,416
Multi-Utilities — 1.5%
MDU Resources Group, Inc.(u)	109,100	3,448,651
Public Service Enterprise Group, Inc.	13,400	806,814
Sempra Energy(u)	23,400	3,102,372
		7,357,837
Oil, Gas & Consumable Fuels — 1.7%
ConocoPhillips(u)	62,100	3,289,437
EOG Resources, Inc.	9,800	710,794
Kinder Morgan, Inc.	101,400	1,688,310
Pioneer Natural Resources Co.(u)	17,900	2,842,878
World Fuel Services Corp.	4,200	147,840
		8,679,259

A3

AST QMA US EQUITY ALPHA PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
Personal Products — 1.0%
Medifast, Inc.	9,300	$1,969,926
Nu Skin Enterprises, Inc. (Class A Stock)	42,500	2,247,825
USANA Health Sciences, Inc.*	10,400	1,015,040
		5,232,791
Pharmaceuticals — 4.9%
Amneal Pharmaceuticals, Inc.*	110,200	741,646
Bristol-Myers Squibb Co.(u)	77,100	4,867,323
Eli Lilly & Co.(u)	22,300	4,166,086
Johnson & Johnson(u)	31,200	5,127,720
Merck & Co., Inc.(u)	60,200	4,640,818
Pfizer, Inc.(u)	142,900	5,177,267
Viatris, Inc.*	8,474	118,382
		24,839,242
Professional Services — 0.4%
CACI International, Inc. (Class A Stock)*	4,200	1,035,972
Kforce, Inc.	15,000	804,000
		1,839,972
Real Estate Management & Development — 0.3%
Marcus & Millichap, Inc.*	9,300	313,410
Newmark Group, Inc. (Class A Stock)	40,600	406,203
RMR Group, Inc. (The) (Class A Stock)	13,600	555,016
		1,274,629
Road & Rail — 0.9%
Schneider National, Inc. (Class B Stock)	83,300	2,080,001
Werner Enterprises, Inc.(u)	56,700	2,674,539
		4,754,540
Semiconductors & Semiconductor Equipment — 6.8%
Applied Materials, Inc.(u)	42,200	5,637,920
Entegris, Inc.	23,100	2,582,580
FormFactor, Inc.*	14,400	649,584
Intel Corp.(u)	92,480	5,918,720
KLA Corp.	1,900	627,760
Kulicke & Soffa Industries, Inc. (Singapore)	40,100	1,969,311
MKS Instruments, Inc.(u)	20,800	3,856,736
Qorvo, Inc.*	7,600	1,388,520
QUALCOMM, Inc.(u)	32,700	4,335,693
Semtech Corp.*	31,900	2,201,100
Skyworks Solutions, Inc.(u)	16,400	3,009,072
Ultra Clean Holdings, Inc.*	36,100	2,095,244
		34,272,240
Software — 14.7%
A10 Networks, Inc.*	87,200	837,992
Adobe, Inc.*(u)	12,500	5,942,125
Aspen Technology, Inc.*	2,800	404,124
Autodesk, Inc.*(u)	12,500	3,464,375
Cadence Design Systems, Inc.*(u)	27,200	3,726,128
CDK Global, Inc.	18,700	1,010,922
	Shares	Value
Common Stocks (continued)
Software (cont’d.)
ChannelAdvisor Corp.*	76,700	$1,806,285
Dynatrace, Inc.*	17,200	829,728
eGain Corp.*	70,700	670,943
Fair Isaac Corp.*(u)	5,300	2,576,065
Intuit, Inc.(u)	10,600	4,060,436
J2 Global, Inc.*	12,900	1,546,194
Manhattan Associates, Inc.*(u)	25,800	3,028,404
Microsoft Corp.(u)	109,600	25,840,392
Oracle Corp.(u)	40,000	2,806,800
Paycom Software, Inc.*	6,900	2,553,414
PTC, Inc.*(u)	20,400	2,808,060
QAD, Inc. (Class A Stock)	7,200	479,376
Sapiens International Corp. NV (Israel)	29,000	921,910
ServiceNow, Inc.*	900	450,099
SPS Commerce, Inc.*	15,400	1,529,374
SS&C Technologies Holdings, Inc.(u)	39,200	2,738,904
Synopsys, Inc.*	10,500	2,601,690
Zoom Video Communications, Inc. (Class A Stock)*	3,500	1,124,515
		73,758,255
Specialty Retail — 2.4%
AutoNation, Inc.*	8,600	801,692
Best Buy Co., Inc.	11,300	1,297,353
Foot Locker, Inc.	11,300	635,625
Hibbett Sports, Inc.*(u)	40,500	2,790,045
Home Depot, Inc. (The)	600	183,150
Lowe’s Cos., Inc.(u)	22,900	4,355,122
O’Reilly Automotive, Inc.*	2,100	1,065,225
Zumiez, Inc.*	18,300	785,070
		11,913,282
Technology Hardware, Storage & Peripherals — 4.9%
Apple, Inc.(u)	164,200	20,057,030
HP, Inc.(u)	113,400	3,600,450
NetApp, Inc.	7,100	515,957
Super Micro Computer, Inc.*	15,400	601,524
		24,774,961
Textiles, Apparel & Luxury Goods — 1.1%
Deckers Outdoor Corp.*	7,600	2,511,192
Tapestry, Inc.*(u)	76,200	3,140,202
		5,651,394
Thrifts & Mortgage Finance — 0.4%
MGIC Investment Corp.	110,300	1,527,655
Premier Financial Corp.	18,300	608,658
		2,136,313
Tobacco — 0.3%
Altria Group, Inc.	27,900	1,427,364
Trading Companies & Distributors — 1.1%
Boise Cascade Co.	41,400	2,476,962
GMS, Inc.*	37,800	1,578,150
Veritiv Corp.*	25,400	1,080,516

A4

AST QMA US EQUITY ALPHA PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
Trading Companies & Distributors (cont’d.)
W.W. Grainger, Inc.	500	$200,465
		5,336,093

Total Common Stocks (cost $516,761,241)		643,950,588
Preferred Stock — 0.1%
Internet & Direct Marketing Retail
Qurate Retail, Inc., 8.000%, Maturing 03/15/31	3,966	403,144
(cost $827,013)

Total Long-Term Investments (cost $517,588,254)		644,353,732
Short-Term Investments — 1.5%
Affiliated Mutual Fund — 1.1%
PGIM Core Ultra Short Bond Fund (cost $5,759,694)(wb)	5,759,694	5,759,694

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. Treasury Obligation(k)(n) — 0.4%
U.S. Treasury Bills
0.025%	06/17/21	1,800	1,799,965
(cost $1,799,904)

Total Short-Term Investments (cost $7,559,598)				7,559,659

TOTAL INVESTMENTS, BEFORE SECURITIES SOLD SHORT—129.5% (cost $525,147,852)				651,913,391

	Shares
Securities Sold Short — (29.7)%
Common Stocks
Aerospace & Defense — (1.4)%
Axon Enterprise, Inc.*	9,600	(1,367,232)
Hexcel Corp.*	24,300	(1,360,800)
Kratos Defense & Security Solutions, Inc.*	43,300	(1,181,224)
Spirit AeroSystems Holdings, Inc. (Class A Stock)	25,500	(1,240,575)
TransDigm Group, Inc.*	3,100	(1,822,552)
		(6,972,383)
Biotechnology — (1.4)%
Beam Therapeutics, Inc.*	13,700	(1,096,548)
Biohaven Pharmaceutical Holding Co. Ltd.*	17,500	(1,196,125)
Bioxcel Therapeutics, Inc.*	12,200	(526,552)
Epizyme, Inc.*	54,700	(476,437)
Global Blood Therapeutics, Inc.*	22,800	(929,100)
Iovance Biotherapeutics, Inc.*	25,000	(791,500)
Precision BioSciences, Inc.*	30,800	(318,780)
REVOLUTION Medicines, Inc.*	27,800	(1,275,464)
	Shares	Value
Common Stocks (continued)
Biotechnology (cont’d.)
Spero Therapeutics, Inc.*	13,800	$(203,136)
Y-mAbs Therapeutics, Inc.*	5,300	(160,272)
		(6,973,914)
Building Products — (0.1)%
CSW Industrials, Inc.	2,600	(351,000)
Capital Markets — (0.3)%
Hamilton Lane, Inc. (Class A Stock)	14,800	(1,310,688)
Chemicals — (0.7)%
Albemarle Corp.	12,800	(1,870,208)
International Flavors & Fragrances, Inc.	1,400	(195,454)
Livent Corp.*	81,100	(1,404,652)
		(3,470,314)
Commercial Services & Supplies — (0.5)%
Harsco Corp.*	21,800	(373,870)
KAR Auction Services, Inc.*	69,600	(1,044,000)
US Ecology, Inc.*	18,800	(782,832)
Viad Corp.*	11,300	(471,775)
		(2,672,477)
Communications Equipment — (0.3)%
ADTRAN, Inc.	9,600	(160,128)
Comtech Telecommunications Corp.	13,800	(342,792)
Infinera Corp.*	108,500	(1,044,855)
		(1,547,775)
Construction & Engineering — (0.6)%
Ameresco, Inc. (Class A Stock)*	16,300	(792,669)
Granite Construction, Inc.	23,800	(957,950)
WillScot Mobile Mini Holdings Corp.*	46,600	(1,293,150)
		(3,043,769)
Diversified Consumer Services — (0.4)%
Bright Horizons Family Solutions, Inc.*	5,200	(891,540)
Houghton Mifflin Harcourt Co.*	71,400	(544,068)
OneSpaWorld Holdings Ltd. (Bahamas)*	20,000	(213,000)
Regis Corp.*	19,300	(242,408)
		(1,891,016)
Diversified Telecommunication Services — (0.2)%
Bandwidth, Inc. (Class A Stock)*	6,500	(823,810)
Electrical Equipment — (0.8)%
FuelCell Energy, Inc.*	93,700	(1,350,217)
Plug Power, Inc.*	36,500	(1,308,160)
Sunrun, Inc.*	24,700	(1,493,856)
		(4,152,233)
Electronic Equipment, Instruments & Components — (0.2)%
PAR Technology Corp.*	12,000	(784,920)
Energy Equipment & Services — (0.0)%
Dril-Quip, Inc.*	6,200	(206,026)
Entertainment — (0.2)%
IMAX Corp.*	29,300	(588,930)

A5

AST QMA US EQUITY ALPHA PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
Entertainment (cont’d.)
Marcus Corp. (The)*	12,100	$(241,879)
		(830,809)
Equity Real Estate Investment Trusts (REITs) — (0.1)%
Safehold, Inc.	5,100	(357,510)
Food & Staples Retailing — (0.4)%
Chefs’ Warehouse, Inc. (The)*	24,200	(737,132)
Grocery Outlet Holding Corp.*	30,300	(1,117,767)
		(1,854,899)
Food Products — (0.1)%
Beyond Meat, Inc.*	2,200	(286,264)
Health Care Equipment & Supplies — (1.6)%
Alphatec Holdings, Inc.*	45,000	(710,550)
Axonics Modulation Technologies, Inc.*	3,200	(191,648)
CryoLife, Inc.*	21,200	(478,696)
Glaukos Corp.*	17,600	(1,477,168)
Novocure Ltd.*	6,200	(819,516)
OrthoPediatrics Corp.*	13,000	(633,750)
Shockwave Medical, Inc.*	18,000	(2,344,680)
Sientra, Inc.*	31,300	(228,177)
Tactile Systems Technology, Inc.*	12,900	(702,921)
Vapotherm, Inc.*	14,200	(341,084)
Varex Imaging Corp.*	10,000	(204,900)
		(8,133,090)
Health Care Providers & Services — (1.8)%
1Life Healthcare, Inc.*	41,500	(1,621,820)
Castle Biosciences, Inc.*	8,400	(575,064)
Guardant Health, Inc.*	9,200	(1,404,380)
HealthEquity, Inc.*	26,800	(1,822,400)
Oak Street Health, Inc.*	22,500	(1,221,075)
PetIQ, Inc.*	15,700	(553,582)
Progyny, Inc.*	18,000	(801,180)
R1 RCM, Inc.*	12,000	(296,160)
Surgery Partners, Inc.*	15,300	(677,178)
		(8,972,839)
Health Care Technology — (0.6)%
Health Catalyst, Inc.*	24,700	(1,155,219)
Tabula Rasa HealthCare, Inc.*	13,700	(630,885)
Teladoc Health, Inc.*	6,700	(1,217,725)
		(3,003,829)
Hotels, Restaurants & Leisure — (1.2)%
Bally’s Corp.*	2,300	(149,454)
BJ’s Restaurants, Inc.*	12,300	(714,384)
Carnival Corp.*	45,600	(1,210,224)
Dave & Buster’s Entertainment, Inc.*	5,100	(244,290)
Everi Holdings, Inc.*	19,900	(280,789)
Expedia Group, Inc.*	7,100	(1,222,052)
Red Robin Gourmet Burgers, Inc.*	8,300	(331,087)
Wynn Resorts Ltd.*	17,100	(2,143,827)
		(6,296,107)
Independent Power & Renewable Electricity Producers — (0.4)%
Sunnova Energy International, Inc.*	44,500	(1,816,490)
	Shares	Value
Common Stocks (continued)
Interactive Media & Services — (0.5)%
Eventbrite, Inc. (Class A Stock)*	36,800	$(815,488)
MediaAlpha, Inc. (Class A Stock)*	3,000	(106,290)
TripAdvisor, Inc.*	26,900	(1,446,951)
		(2,368,729)
Internet & Direct Marketing Retail — (0.6)%
CarParts.com, Inc.*	26,900	(384,132)
RealReal, Inc. (The)*	55,700	(1,260,491)
Stitch Fix, Inc. (Class A Stock)*	25,400	(1,258,316)
		(2,902,939)
IT Services — (0.7)%
Fastly, Inc. (Class A Stock)*	9,600	(645,888)
MongoDB, Inc.*	3,700	(989,491)
Repay Holdings Corp.*	42,800	(1,004,944)
Verra Mobility Corp.*	68,200	(923,087)
		(3,563,410)
Leisure Products — (0.4)%
Hasbro, Inc.	11,400	(1,095,768)
Peloton Interactive, Inc. (Class A Stock)*	6,400	(719,616)
		(1,815,384)
Life Sciences Tools & Services — (1.8)%
Adaptive Biotechnologies Corp.*	36,600	(1,473,516)
Berkeley Lights, Inc.*	27,100	(1,361,233)
ChromaDex Corp.*	13,900	(129,826)
Codexis, Inc.*	46,900	(1,073,541)
Luminex Corp.	8,400	(267,960)
NanoString Technologies, Inc.*	26,000	(1,708,460)
NeoGenomics, Inc.*	42,400	(2,044,952)
Quanterix Corp.*	19,000	(1,110,930)
		(9,170,418)
Machinery — (1.2)%
Chart Industries, Inc.*	4,300	(612,105)
Evoqua Water Technologies Corp.*	41,500	(1,091,450)
Greenbrier Cos., Inc. (The)	17,800	(840,516)
Hyster-Yale Materials Handling, Inc.	3,700	(322,344)
Kennametal, Inc.	20,300	(811,391)
Proto Labs, Inc.*	1,300	(158,275)
Trinity Industries, Inc.	43,000	(1,225,070)
Woodward, Inc.	10,000	(1,206,300)
		(6,267,451)
Marine — (0.2)%
Kirby Corp.*	20,700	(1,247,796)
Media — (0.3)%
Cardlytics, Inc.*	15,800	(1,733,260)
Metals & Mining — (1.2)%
Allegheny Technologies, Inc.*	73,200	(1,541,592)
Carpenter Technology Corp.	26,900	(1,106,935)
Cleveland-Cliffs, Inc.	81,900	(1,647,009)
Compass Minerals International, Inc.	18,200	(1,141,504)

A6

AST QMA US EQUITY ALPHA PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
Metals & Mining (cont’d.)
Kaiser Aluminum Corp.	3,500	$(386,750)
		(5,823,790)
Multiline Retail — (0.1)%
Nordstrom, Inc.*	8,000	(302,960)
Personal Products — (0.1)%
elf Beauty, Inc.*	28,000	(751,240)
Pharmaceuticals — (0.8)%
Aerie Pharmaceuticals, Inc.*	25,900	(462,833)
Arvinas, Inc.*	16,400	(1,084,040)
Reata Pharmaceuticals, Inc. (Class A Stock)*	12,000	(1,196,400)
Revance Therapeutics, Inc.*	5,500	(153,725)
Theravance Biopharma, Inc.*	32,700	(667,407)
VYNE Therapeutics, Inc.*	28,200	(193,029)
WaVe Life Sciences Ltd.*	27,200	(152,592)
		(3,910,026)
Professional Services — (0.4)%
Upwork, Inc.*	43,600	(1,951,972)
Real Estate Management & Development — (0.3)%
Redfin Corp.*	21,700	(1,445,003)
Road & Rail — (0.5)%
Lyft, Inc. (Class A Stock)*	37,300	(2,356,614)
Semiconductors & Semiconductor Equipment — (0.9)%
CEVA, Inc.*	12,400	(696,260)
Cree, Inc.*	18,900	(2,043,657)
Impinj, Inc.*	15,700	(892,859)
Silicon Laboratories, Inc.*	7,600	(1,072,132)
		(4,704,908)
Software — (5.3)%
8x8, Inc.*	61,300	(1,988,572)
Alteryx, Inc. (Class A Stock)*	16,100	(1,335,656)
Anaplan, Inc.*	28,500	(1,534,725)
Appian Corp.*	8,800	(1,169,960)
Bill.com Holdings, Inc.*	9,700	(1,411,350)
Cloudflare, Inc. (Class A Stock)*	26,000	(1,826,760)
Coupa Software, Inc.*	5,100	(1,297,848)
Datadog, Inc. (Class A Stock)*	6,200	(516,708)
Elastic NV*	10,500	(1,167,600)
Everbridge, Inc.*	15,300	(1,854,054)
LivePerson, Inc.*	16,100	(849,114)
Medallia, Inc.*	36,500	(1,017,985)
MicroStrategy, Inc. (Class A Stock)*	2,000	(1,357,600)
Model N, Inc.*	19,200	(676,416)
New Relic, Inc.*	20,800	(1,278,784)
PagerDuty, Inc.*	31,400	(1,263,222)
Ping Identity Holding Corp.*	15,100	(331,143)
PROS Holdings, Inc.*	26,000	(1,105,000)
Q2 Holdings, Inc.*	12,200	(1,222,440)
Rapid7, Inc.*	10,100	(753,561)
Splunk, Inc.*	10,700	(1,449,636)
	Shares	Value
Common Stocks (continued)
Software (cont’d.)
Workiva, Inc.*	11,600	$(1,023,816)
Yext, Inc.*	27,800	(402,544)
		(26,834,494)
Specialty Retail — (0.9)%
Carvana Co.*	8,100	(2,125,440)
Chico’s FAS, Inc.*	61,500	(203,565)
Designer Brands, Inc. (Class A Stock)*	15,800	(274,920)
Leslie’s, Inc.*	33,500	(820,415)
Vroom, Inc.*	34,500	(1,345,155)
		(4,769,495)
Technology Hardware, Storage & Peripherals — (0.2)%
Pure Storage, Inc. (Class A Stock)*	49,200	(1,059,768)
Textiles, Apparel & Luxury Goods — (0.0)%
Under Armour, Inc. (Class A Stock)*	11,700	(259,272)
Trading Companies & Distributors — (0.0)%
GATX Corp.	2,300	(213,302)

Total Securities Sold Short (proceeds received $123,083,225)		(149,204,393)

TOTAL INVESTMENTS, NET OF SECURITIES SOLD SHORT—99.8% (cost $402,064,627)		502,708,998

Other assets in excess of liabilities(z) — 0.2%		808,146

Net Assets — 100.0%		$503,517,144

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
REITs	Real Estate Investment Trust
S&P	Standard & Poor’s

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $93,743 and 0.0% of net assets.
(f)	Indicates a restricted security that is acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law; the aggregate original cost of such securities is $75,557. The aggregate value of $93,743 is 0.0% of net assets.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(u)	Represents security, or a portion thereof, segregated as collateral for short sales.
(wb)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

A7

AST QMA US EQUITY ALPHA PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Futures contracts outstanding at March 31, 2021:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
33	S&P 500 E-Mini Index	Jun. 2021	$6,546,210	$56,885
3	S&P Mid Cap 400 E-Mini Index	Jun. 2021	781,590	(10,559)
				$46,326
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A8